Restricted Net Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of net after-tax income of Group's subsidiary and VIE required to be annually appropriated to the statutory general reserve fund	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Amounts restricted including paid in capital and statutory reserve funds	¥ 5,171	$ 752	¥ 1,070